Stockholders' Equity - Summary of Company's RSUs Activity (Details) - Restricted stock units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Class Of Stock [Line Items]
Beginning balance, Unvested, Number of Shares	127,717	15,500
Granted, Number of Shares	117,642	117,642
Vested, Number of Shares	(121,467)	(5,425)
Cancelled / forfeited, Number of Shares	0	0
Ending balance, Unvested, Number of Shares	123,892	127,717
Beginning balance, Unvested, Weighted Average Price	$ 2.22	$ 10.58
Granted, Weighted Average Price	1.39	1.53
Vested, Weighted Average Price	1.81	11.02
Cancelled / forfeited, Weighted Average Price	0	0
Ending balance, Unvested, Weighted Average Price	$ 1.84	$ 2.22